Taxes (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Net accumulated loss-carry forward	$ 527		$ 917
Less: valuation allowance	(527)	$ (972)	(917)	$ (1,200)
Net deferred tax assets